Subsequent events (Details) - CAD ($)	May 10, 2019	May 09, 2019	Mar. 31, 2019	Dec. 02, 2016
The Revolving Facility
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity			$ 200,000,000
Increase in credit facility commitments			$ 250,000,000
Term loan
Disclosure of detailed information about borrowings [line items]
Interest rate on borrowings (as a percent)			6.50%
LIBOR | Term loan
Disclosure of detailed information about borrowings [line items]
Interest rate on borrowings (as a percent)		4.00%	4.00%	5.00%
Issuance of Borrowings | The Revolving Facility
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity	$ 300,000,000.0
Increase in credit facility commitments	$ 350,000,000
Issuance of Borrowings | LIBOR | Term loan
Disclosure of detailed information about borrowings [line items]
Interest rate on borrowings (as a percent)	3.50%